23 Post-employment benefits (Details 10) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Increase By 1% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (249,719)
Impacts on the obligations of healthcare program	(120,756)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	96,823
Impact on cost of service for the following financial year of healthcare program	1,439
Sensitivity of the service cost
Impacts on the obligations of the pension	39
Impacts on the obligations of healthcare program	1,788
Decrease In 1% [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	253,420
Impacts on the obligations of healthcare program	122,130
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(90,471)
Impact on cost of service for the following financial year of healthcare program	(1,344)
Sensitivity of the service cost
Impacts on the obligations of the pension	(40)
Impacts on the obligations of healthcare program	R$ (1,808)